Pax World Funds Series Trust I and
Pax World Funds Series Trust III
(the “Trusts”)

Supplement Dated February 21, 2019
to the Prospectus and Statement of Additional Information,
each dated May 1, 2018

PROSPECTUS

Effective February 21, 2019, the Prospectus will be amended, as follows:

1.	The first full paragraph on page 51 is replaced in its entirety with the following:

The Women’s Index is a customized market capitalization-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. The Women’s Index is composed of approximately 400 securities. As of December 31, 2017, the Women’s Index included companies with market capitalizations between approximately $2.9 billion and $732 billion.

2.	Footnote 4 on page 56 is replaced in its entirety with the following:

4 The Women’s Index is a customized market capitalization-weighted index created and licensed by IAM consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. Inception date of the Women’s Index is February 28, 2014.

3.	The first full paragraph on page 98 is replaced in its entirety with the following:

The Women’s Index is a customized market capitalization-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the

Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. The Women’s Index is composed of approximately 400 securities. As of December 31, 2017, the Women’s Index included companies with market capitalizations between approximately $2.9 billion and $732 billion.

4.	The paragraph in the section entitled Shareholder Guide — How to Sell Shares — Additional Information on page 141 is replaced in its entirety with the following:

Institutional Class, Investor Class or Class A shares purchased by check or electronic (ACH) transfer are held in escrow by the Funds’ transfer agent until the check has been collected or the payment has been received, which will generally not exceed 10 days, although in some cases may take 30 days or more. Payment for shares redeemed will be delayed in such cases until the transfer agent has confirmed receipt of payment for such shares.

Effective March 1, 2019, the Prospectus will be amended, as follows:

1.	The following information is added at the end of Appendix A to the Prospectus:

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

●	Return of excess contributions from an IRA Account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

●	Breakpoints as described in this prospectus.

●

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.”

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Effective February 21, 2019, the Prospectus and Statement of Additional Information will be amended, as follows:

1.

The name of the “Pax Global Women’s Leadership Index” will change to “Impax Global Women’s Leadership Index.” Accordingly, all references to “Pax Global Women’s Leadership Index” are replaced in their entirety with the new index name.

2.	All references to “a custom index based on MSCI World” are deleted in their entirety.

STATEMENT OF ADDITIONAL INFORMATION

Effective February 21, 2019, the Statement of Additional Information will be amended, as follows:

1.	The second paragraph on page 5 in the section entitled Investment Philosophy is replaced in its entirety with the following:

The Global Women’s Fund (together with the Pax World Funds, the “Funds”) seeks investment returns that closely correspond to or exceed price and yield performance, before fees and expenses, of the Pax Global Women’s Leadership Index (the “Women’s Index”). The Women’s Index is a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the Gender Analytics team of Impax Asset Management LLC, formerly known as Pax World Management LLC (“IAM” or the “Adviser”), with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. The IAM Women’s Index Committee is a committee at IAM responsible for the selection of companies that comprise the Women’s Index. The IAM Women’s Index Committee is comprised of IAM personnel who are not involved in the portfolio management of the Global Women’s Fund. The IAM Gender Analytics team has been designated by the IAM Women’s Index Committee to oversee the construction, reconstitution and rebalancing of the Women’s Index. The IAM Gender Analytics team consists of analysts at IAM who have no portfolio management responsibilities for the Global Women’s Fund. The IAM Gender Analytics team uses multiple criteria in exercising its discretion to recommend to the IAM Women’s Index Committee the components for the Women’s Index, starting with membership in the MSCI World Index and otherwise consisting of the following: representation of women on boards, representation of women in executive management, presence of a female CEO and/or CFO and signatories to Women’s Empowerment Principles. The Women’s Index seeks to avoid companies that are involved in the manufacture or sale of weapons or manufacture of tobacco products. The Women’s Index is re-constituted and re-balanced annually. Events occurring between reconstitutions of the Women’s Index, including events such as the hiring or firing of women executives and the election or retirement of women directors, may not be reflected in the Women’s Index until it is next re-constituted. Similarly, the Global Women’s Fund may delay adding or subtracting a company from its portfolio based on such events until the Women’s Index is re-constituted.

2.	The fourth paragraph on page 6 in the section entitled Investment Philosophy is replaced in its entirety with the following:

The Pax Ellevate Global Women’s Leadership Fund invests in companies included in the Pax Global Women’s Leadership Index. Although the Fund does include some key ESG standards as rated by MSCI ESG Research, and seeks to avoid investing in issuers that the investment adviser determines are involved in the manufacture or sale of weapons or manufacture of tobacco products, the Fund and the Women’s Index focus on investing in companies that are leaders in advancing gender equality, and therefore do not include all of the ESG criteria or exclusions included in the actively managed Pax World Funds.

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